Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF	Mar. 01, 2025
Fidelity International Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	3.34%
Past 5 years	4.90%
Since Inception	3.19%	[1]
Fidelity International Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.67%
Past 5 years	4.18%
Since Inception	2.52%	[1]
Fidelity International Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.74%
Past 5 years	3.87%
Since Inception	2.54%	[1]
MC040
Average Annual Return:
Past 1 year	4.95%
Past 5 years	5.33%
Since Inception	3.99%
IXYCJ
Average Annual Return:
Past 1 year	3.71%
Past 5 years	5.41%
Since Inception	3.72%

[1]	A From January 16, 2018 .